Contingencies and Commitments - Additional Information (Details) € in Thousands, Rp in Thousands, $ in Thousands, ₩ in Millions		12 Months Ended
	May 18, 2015 Individuals	Dec. 31, 2021 KRW (₩) Individuals	Dec. 31, 2021 USD ($) Individuals	Dec. 31, 2021 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 KRW (₩)
Detailed Information About Commitments [Line Items]
Borrowings | ₩		₩ 6,662,747					₩ 5,133,802
Axia Power Holdings B.V [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				$ 54,000
PT Perusahaan Listrik Negara [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount | Rp					Rp 35,907,215
ExportImport Bank of Korea [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				12,090
Other Borrowings Guarantee Amount				5,911
PT. Cirebon Energi Prasarana
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				43,500
Van Phong Power Company Ltd [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				5,000
Morgan Stanley Capital Group Inc [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				30,000
Morgan Stanley Renewables Inc [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				70,000
Frankfurt Branch Through Kookmin Bank [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount | €						€ 10,000
Microsoft Through Kookmin Bank [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount | €						5,022
Ellevio Through Shinhan Bank [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount | €						€ 9,980
Shinhan Bank [Member]
Detailed Information About Commitments [Line Items]
Other Borrowings Guarantee Amount				60,000
Primoris Renewable Energy, Inc [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				76,700
PT. Cirebon Electro Power [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				54,000
Gaesong Industrial Complex [Member]
Detailed Information About Commitments [Line Items]
Book value of facility | ₩		14,451
Trade receivables | ₩		2,911
Next Energy Co Ltd [Member]
Detailed Information About Commitments [Line Items]
Contractual capital commitments | ₩		14,700
Gangneung [Member]
Detailed Information About Commitments [Line Items]
Suspended operations of plant carrying amount | ₩		68,674
Expenses related to suspension of operations | ₩		44
Depreaciation on idle assets | ₩		3,621
Export Import Bank Of Korea [Member]
Detailed Information About Commitments [Line Items]
Guarantee provided for mutual investments				2,192
AEP Texas Inc [Member]
Detailed Information About Commitments [Line Items]
Business performance guarantees				18,500
Korea Energy Agency [Member]
Detailed Information About Commitments [Line Items]
Borrowings | ₩		₩ 1,197
Top of range [member]
Detailed Information About Commitments [Line Items]
Guarantee provided for investments				43,500
Top of range [member] | Perusahaan Listik Negara [Member]
Detailed Information About Commitments [Line Items]
Business performance guarantees				2,293
Top of range [member] | MUFG Bank Ltd [Member]
Detailed Information About Commitments [Line Items]
Guarantee provided for borrowings				41,258
International Finance Corporation [Member]
Detailed Information About Commitments [Line Items]
Maximum borrowing capacity				275,600
Capital commitments				69,808
Additional capital contribution for contingencies				$ 19,000
Guarantee payment provided			$ 2,777
Extending The Operation Of Wolsong Unit [Member]
Detailed Information About Commitments [Line Items]
Number of individuals filed lawsuit | Individuals	2,167
Contribution To Plan Assets [Member]
Detailed Information About Commitments [Line Items]
Number of individuals filed lawsuit | Individuals		3,910	3,910
Provision for loss contingencies | ₩		₩ 11,730
Ordinary Wages And Unpaid Wages [Member]
Detailed Information About Commitments [Line Items]
Provision for loss contingencies | ₩		₩ 3,233